Offerings	Oct. 20, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder such presently indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares, and such indeterminate amount of warrants, debt securities, rights, units, and purchase contracts of Horizon Bancorp, Inc. which may be offered and sold from time to time at indeterminate prices. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any securities issuable upon a stock split, stock dividend, recapitalization, or similar transaction. (2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. (3) Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby, or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder such presently indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares, and such indeterminate amount of warrants, debt securities, rights, units, and purchase contracts of Horizon Bancorp, Inc. which may be offered and sold from time to time at indeterminate prices. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any securities issuable upon a stock split, stock dividend, recapitalization, or similar transaction. (2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. (3) Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby, or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder such presently indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares, and such indeterminate amount of warrants, debt securities, rights, units, and purchase contracts of Horizon Bancorp, Inc. which may be offered and sold from time to time at indeterminate prices. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any securities issuable upon a stock split, stock dividend, recapitalization, or similar transaction. (2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. (3) Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby, or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock. (4) Each depositary share will be evidenced by depositary receipts issued pursuant to a depositary agreement. If the registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing such interests and such shares will be issued to the depositary under the depositary agreement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder such presently indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares, and such indeterminate amount of warrants, debt securities, rights, units, and purchase contracts of Horizon Bancorp, Inc. which may be offered and sold from time to time at indeterminate prices. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any securities issuable upon a stock split, stock dividend, recapitalization, or similar transaction. (2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. (3) Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby, or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock. (5) The registrant may issue warrants for the purchase of common stock, preferred stock, depositary shares, and/or debt securities in one or more series.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder such presently indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares, and such indeterminate amount of warrants, debt securities, rights, units, and purchase contracts of Horizon Bancorp, Inc. which may be offered and sold from time to time at indeterminate prices. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any securities issuable upon a stock split, stock dividend, recapitalization, or similar transaction. (2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. (3) Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby, or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock. (6) The debt securities being registered hereunder will consist of one or more series of senior debt securities or subordinated debt securities, or any combination thereof.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder such presently indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares, and such indeterminate amount of warrants, debt securities, rights, units, and purchase contracts of Horizon Bancorp, Inc. which may be offered and sold from time to time at indeterminate prices. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any securities issuable upon a stock split, stock dividend, recapitalization, or similar transaction. (2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. (3) Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby, or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock. (7) The registrant may issue rights evidencing the right to purchase common stock, preferred stock, depositary shares, debt securities, or other securities.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder such presently indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares, and such indeterminate amount of warrants, debt securities, rights, units, and purchase contracts of Horizon Bancorp, Inc. which may be offered and sold from time to time at indeterminate prices. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any securities issuable upon a stock split, stock dividend, recapitalization, or similar transaction. (2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. (3) Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby, or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock. (8) Each unit will be issued under a unit agreement and will represent an interest in one or more other securities, which may or may not be separable from one another.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder such presently indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares, and such indeterminate amount of warrants, debt securities, rights, units, and purchase contracts of Horizon Bancorp, Inc. which may be offered and sold from time to time at indeterminate prices. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any securities issuable upon a stock split, stock dividend, recapitalization, or similar transaction. (2) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee. (3) Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby, or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock. (9) Purchase contracts, including purchase contracts issued as part of a unit with one or more other securities, may be issued for the purchase or sale of the registrant's common stock, preferred stock, debt securities, or depositary shares.